Overview	12 Months Ended
Apr. 30, 2026
Overview
Overview

1. Overview

Magnitude International Ltd (the “Company”) is incorporated in Cayman Islands on 25 October 2024 and its registered office at Harneys Fiduciary (Cayman) Limited, 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman KY1-1002, Cayman Islands. The principal place of business of the Company is 27 Woodlands Industrial Park E1 #03-15 (Lobby B) Hiangkie Industrial Building Singapore 757718.

These consolidated financial statements comprise the Company and its subsidiaries (the “Group”).

The principal activity of the Company is investment holding. The principal activities of the subsidiaries are disclosed below.

The details of its subsidiaries are as follows:

Name of subsidiary		Percentage of effective ownership
(Country of incorporation and		held by the Company
principal place of business)	Principal activities	April 30, 2025	April 30, 2026

Elec Power Ltd (“Elec”) (British Virgin Islands)	Investment holding	100%	100%

BNL Engineering Private Limited (“BNL”) (Singapore)	Provision of electrical installation and licensing services for greenfield electrical installation projects	100%	100%

Herlin Pte. Ltd. (“Herlin”) (Singapore)	Provision of electrical installation and licensing services for brownfield electrical installation projects	100%	100%

IST Solutions (APAC) Pte Ltd (Singapore)	Wholesale of electrical goods	-	90%

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Organization and reorganization

In order to facilitate the Company’s initial public offering, the Company completed a series of reorganization transactions (the “Reorganization”), whereby, each of the operating and holding entities under the controlling shareholder’s common control before and after the Reorganization, were ultimately contributed to the Company.

On October 25, 2024, the Company was incorporated in the Cayman Islands with limited liability and the initial 1 share was transferred to Mr. Lim Say Wei (“Mr. Lim”) on the same date.

On November 21, 2024, Mr. Lim transferred the 1 share to his nominee BVI Co, XJL International Ltd. The initial authorized share capital of the Company was 500,000,000 Shares of a par value of US$0.001 each.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.	Overview (Continued)

On December 12, 2024, Elec was incorporated in the BVI with limited liability. Elec is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00.

On December 12, 2024, the Company subscribed for, and Elec allotted and issued to it 1 share for cash at par.

On December 27, 2024, Mr. Lim’s nominee BVI Co, XJL International Ltd., Beyond Merchant Limited, KeyStone Builders Group Limited, Kingkey Holdings (International) Limited, Canningale Investments Limited and SwiftBuild Solutions Group Limited subscribed for 762,998; 49,000; 49,000; 45,000; 45,000 and 49,000 Shares respectively for US$15,260, US$9,800, US$9,800, US$9,000, US$9,000 and US$9,800 in cash, representing approximately 76.30%, 4.90%, 4.90%, 4.50%, 4.50% and 4.90% of the issued share capital of the Company respectively.

On January 10, 2025, Mr. Lim’s nominee XJL transferred 2.7%/27,000 of the issued share capital of Magnitude to Ms. Cheng, an independent third party for cash at par value. The shares are resale shares and is permitted to resale from time to time. Ms. Cheng had, at the time of acquiring Ordinary Shares from XJL International Ltd, agreed to assist the Company to expand its business in Southeast Asia after the Company’s initial public offering as well as to introduce customers to the Company for diversification of its customer base.

On January 10, 2025, Mr. Lim’s nominee XJL transferred 3.0%/30,000 of the issued share capital of Magnitude to Mr. Chi, an independent third party for cash at par value. Those shares are restricted shares for selling from time to time.

On February 20, 2025, Mr. Lim’s nominee XJL transferred 3.4%/34,000 of the issued share capital of the Company to Mr. Choo, an independent third party for cash at US$18,000.

On March 19, 2025, Mr. Lim and the Company entered into a reorganization agreement pursuant to which Mr. Lim transferred his shares in Herlin and BNL to Elec in consideration of the Company allotting and issuing 1 Share to Mr. Lim’s nominee BVI Co, XJL International Ltd credited as fully paid.

Following such allotment and issue, the Company was held by Mr. Lim’s nominee BVI Co, XJL International Ltd, Beyond Merchant Limited, KeyStone Builders Group Limited, Kingkey Holdings (International) Limited, Canningale Investments Limited and SwiftBuild Solutions Group Limited, Ms. Cheng, Mr. Chi and Mr. Choo as to 672,000, 49,000, 49,000, 45,000, 45,000, 49,000, 27,000, 30,000 and 34,000 shares respectively, representing approximately 67.20%, 4.90%, 4.90%, 4.50%, 4.50%, 4.90%, 2.70%, 3% and 3.40% of the issued share capital of the Company.

On May 27, 2025, for purposes of recapitalization in anticipation of the initial public offering, the Company amended its memorandum of association to effect a 1:40 forward share split and changed the authorized share capital to US$500,000 divided into 20,000,000,000 ordinary shares with a par value of US$0.000025 each. Concurrently, XJL International Ltd, Beyond Merchant Limited, KeyStone Builders Group Limited, Kingkey Holdings (International) Limited, Canningale Investments Limited, SwiftBuild Solutions Group Limited, Ms. Cheng, Mr. Chi and Mr. Choo surrendered 4,468,800, 325,850, 325,850, 299,250, 299,250, 325,850, 179,550, 199,500 and 226,100 ordinary shares to the Company respectively. After the recapitalization, their respective shareholdings are 22,411,200, 1,634,150, 1,634,150, 1,500,750, 1,500,750, 1,634,150, 900,450, 1,000,500 and 1,133,900. There was no change in the shareholders’ respective ownership percentages following the recapitalization.

The Reorganization was completed on March 19, 2025. Through the Reorganization, the Company became the holding company of the subsidiaries comprising the Group. As the Group were under the same control of the ultimate controlling party, Mr. Lim, accordingly, the financial statements are prepared on a consolidated basis by applying the principles of common control as if the Reorganization had been completed at the beginning of the first reporting period.

There have been no significant changes in the nature of these activities during the financial years ended April 30, 2024, 2025 and 2026.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS